CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Unrealized gain (loss) on derivatives, tax expense (benefit)	$ (1)	$ 13	$ 1
Amounts reclassified into earnings related to derivative instruments, tax expense (benefit)	0	(8)	4
Foreign currency translation, tax expense (benefit)	(1)	(12)	2
Change in actuarial net loss, tax expense (benefit)	(5)	9	74
Change in net prior service benefit, tax (benefit)	$ 0	$ 0	$ 0